SUPPLEMENT DATED AUGUST 13, 2007

TO THE PROSPECTUS

DATED DECEMBER 31, 2006

OF CAPITAL ONE FUNDS

This Supplement provides updated information about the Capital One Funds (the “Funds”) for the administrator, fund accounting agent, transfer agent and distributor; as well as (i) a co-portfolio manager for the Capital Appreciation Fund; and (ii) a correction changing the Fund for which disclosure of the investment ratings used for securities investments applies from the Cash Reserve Fund to the U.S. Treasury Fund.

On August 1, 2007, The BISYS Group, Inc., the parent company of BISYS Fund Services Ohio, Inc. (“BISYS”), the Funds’ administrator, fund accounting agent and transfer agent, was acquired by Citibank, N.A. (the “Acquisition”). In connection with the Acquisition, BISYS was re-named Citi Fund Services Ohio, Inc. (“CFSO”). In addition, on August 1, 2007, BISYS Fund Services LP, the Funds’ principal underwriter and an affiliate of BISYS (“Distributor”), was acquired by Foreside Distributors, LLC (“Foreside”), a wholly-owned subsidiary of Foreside Financial Group, LLC. The address and phone numbers for the service providers remain unchanged. Foreside is not affiliated with Citibank, N.A., CFSO or Capital One Asset Management.

Under “Who Manages the Funds?” on pages 46 and 47 of the prospectus, the information about the portfolio managers of the Equity Funds is revised to add the following:

Maurice Olson joins Mr. Sirera as co-portfolio manager of the Capital Appreciation Fund. Mr. Olson joined Capital One, N.A. in February 2004 and is currently Vice President and Portfolio Manager for COAM. His responsibilities include monitoring and managing the Fund’s portfolio, and managing other portfolios for COAM clients. Mr. Olson has been professionally involved in investment management for more than 17 years. Previously, Mr. Olson was a portfolio manager for Bank of America’s Private Client Group and National City’s Private Client Group. Before that, he was a portfolio manager and department manager for H.D. Vest Advisory Services, and has worked as a financial consultant with Merrill Lynch. Mr. Olson has acted as liaison with experts in Modern Portfolio Theory, and has conducted interviews and contributed to publications. He is a member of the CFA® Institute and Financial Analyst Society. Mr. Olson is a Chartered Financial Analyst® and a Certified Financial Planner®. Mr. Olson received his B.S. degree in Economics from the University of Louisiana at Lafayette and M.B.A from the University of New Orleans.

The fourth paragraph in the “Investment Ratings” section on page 28 of the prospectus is revised and restated as follows:

The securities in which the U.S. Treasury Fund invests must be rated in the highest short-term rating categories by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings. The Fund has been rated AAA by Moody’s and in the highest class of acceptable investments by the National Association of Insurance Companies.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR

FUTURE REFERENCE.

Investment Company Act File No. 811-05536

Cusip 14041W101

Cusip 14041W200

Cusip 14041W309

Cusip 14041W408

Cusip 14041W507

Cusip 14041W606

Cusip 14041W705

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Item No. 540182

SUPPLEMENT DATED AUGUST 13, 2007

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 31, 2006

OF CAPITAL ONE FUNDS

Capital One Capital Appreciation Fund—Class A Shares and Class B Shares

This Supplement provides updated information about the addition of Maurice Olson as co-portfolio manager of the Capital One Capital Appreciation Fund.

Under “Portfolio Manager Information” on page 33 of the Statement of Additional Information, the information about the portfolio managers of the Capital Appreciation Fund is revised to add the following, as of July 31, 2007: registered investment companies, other pooled investment vehicles, and other accounts.

Capital Appreciation Fund

Other Accounts Managed by Maurice Olson	Total Number of Other Accounts Managed/ Total Assets
Registered Investment Companies	None
Other Pooled Investment Vehicles	None
Other Accounts	555 Accounts/$511,407,198

Dollar value range of Shares owned in the Fund: None.